TRADE ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2024
TRADE ACCOUNTS RECEIVABLE
TRADE ACCOUNTS RECEIVABLE
5.a. Accounting policy
These are financial assets measured initially at fair value and subsequently, at amortized cost and are evaluated by the value of the services provided and goods sold in accordance with the contracted conditions, net of estimated impairment losses. These include the services provided to customers, which were still not billed at the balance sheet date, as well as other trade accounts receivable related to the sale of cell phones, SIM cards, accessories, advertising and rent of IT equipment (“Vivo Tech” product) and credit rights of the Vivo Money FIDC.
The Company measures the provision for estimated impairment losses in an amount equal to the loss of credit expected for a lifetime.
5.b. Critical estimates and judgments
In determining whether the credit risk of a financial asset has increased significantly since the initial recognition and in estimating the expected credit losses, the Company considers reasonable and bearable information that is relevant and available. This includes quantitative and qualitative information and analysis, based on the Company's historical experience, customer profiles, business models, risk perception, guarantees and economic conditions in credit assessment and considering prospective information. Although the Company believes that the assumptions used are reasonable, the results of the estimates may be different.
5.c. Breakdown

	12.31.2024	12.31.2023
Services and goods(1)	11,001,308	10,996,158
Interconnection amounts(1)/(2)	632,033	683,876
Vivo Money FIDC	360,411	358,000
Amounts from related parties (Note 29)(1)	63,240	68,924
Gross accounts receivable	12,056,992	12,106,958
Estimated impairment losses	(2,215,251)	(2,437,845)
Net accounts receivable	9,841,741	9,669,113

Current	9,471,592	9,318,077
Non-current	370,149	351,036

(1)The consolidated include R$2,752,975 and R$2,551,270 to be billed to customers on December 31, 2024 and 2023, respectively. It also includes the amounts of contractual assets (Note 25.a.), shown in item d), of this Note.
(2)Refer to billed amounts from other telecommunications operators.
On December 31, 2024 and 2023, the consolidated non-current balances of accounts receivable refer to the present value of: (i) installments of resale of goods (B2B), up to 24 months; (ii) Vivo Tech products, up to 60 months; and (iii) right to Vivo Money FIDC credits, up to 36 months. These may be reduced for their estimated losses to recoverable value.
On December 31, 2024, and 2023, no customer represented more than 10% of trade accounts receivable, net.
The following are amounts receivable, by maturity:

	12.31.2024	12.31.2023
Falling due	7,951,826	7,887,693
Overdue – 1 to 30 days	1,134,436	1,134,381
Overdue – 31 to 60 days	261,861	270,926
Overdue – 61 to 90 days	212,887	140,426
Overdue – 91 to 120 days	147,320	138,234
Overdue – over 120 days	133,411	97,453
Total	9,841,741	9,669,113
5.d. Changes in contractual assets

	Contract assets, gross	Provision for losses	Contract assets, net
Balance on December 31, 2022	131,243	(26,551)	104,692
Additions	254,379	—	254,379
Write-offs	(267,826)	1,861	(265,965)
Balance on December 31, 2023	117,796	(24,690)	93,106
Additions	342,286	(4,787)	337,499
Write-offs	(311,114)	—	(311,114)
Balance on December 31, 2024	148,968	(29,477)	119,491
5.e. Changes in estimated losses for impairment

Balance on December 31, 2022	(2,396,382)
Supplement to estimated losses, net of reversal (Note 26.)	(1,362,678)
Write-off	1,321,215
Balance on December 31, 2023	(2,437,845)
Supplement to estimated losses, net of reversal (Note 26.)	(1,523,263)
Write-off	1,750,394
Business combination - IPNET (Note 1.c.2.)	(4,537)
Balance on December 31, 2024	(2,215,251)